PHL VARIABLE
ACCUMULATION
ACCOUNT II

With Report of Independent Registered Public Accounting Firm

Annual Report

To

Contract Owners

December 31, 2024

PHL VARIABLE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of PHL Variable Insurance Company and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended (or the period indicated in the Appendix), statements of changes in contract owners’ equity for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations for the year then ended (or for the period indicated in the Appendix), the changes in their contract owners’ equity for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more PHL Variable Insurance Company's separate accounts since 2015.

Boston, Massachusetts

April 17, 2025

2

Appendix (3)

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2) (1)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2) (2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2) (1)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA) (1)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD) (1)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD) (1)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD) (1)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (2)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB) (2)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM) (1)

(1)	At December 31, 2024, contract owners were not invested in this subaccount – no statements of assets, liabilities and contract owners’ equity included. Statement of operations for the year ended December 31, 2024 and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.
(2)	No financial statements presented; only financial highlights for periods prior to December 31, 2023.

(3)	Unless otherwise noted, statement of assets, liabilities and contract owners’ equity as of December 31, 2024, statements of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners'	Accumulation	Contracts in	Owners'
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
ACEAA2	3	$31	$30	$-	$30	$2	$28	$28	$-	$28
AGEAA2	28,552	309,554	352,614	-	352,614	-	352,614	352,614	-	352,614
PIVEI2	1,094	17,629	14,576	-	14,576	-	14,576	14,576	-	14,576
DSIFS	151	9,361	12,082	-	12,082	-	12,082	12,082	-	12,082
IVGMMI	30,163	30,163	30,163	2	30,165	-	30,165	30,165	-	30,165
PVSTA	1,172	12,056	12,099	1	12,100	-	12,100	12,100	-	12,100
TRBCG2	444	17,881	24,995	-	24,995	-	24,995	24,995	-	24,995
VWHAS	680	16,552	16,351	-	16,351	-	16,351	16,351	-	16,351
VVI	338	8,078	8,644	-	8,644	-	8,644	8,644	-	8,644

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity:	ACEAA2	AGEAA2	AUGEA2	PIVEI2	DSIFS	FTVGI2	RVARS	IVGMMI
Reinvested dividends	$1	5,168	-	240	114	-	1,893	1,915
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	1	5,168	-	240	114	-	1,893	1,915
Realized gain (loss) on investments	-	10,983	(117)	(49)	651	(4,492)	(1,099)	-
Change in unrealized gain (loss) on investments	1	22,060	144	(1,172)	1,183	2,985	(1,646)	-
Net gain (loss) on investments	1	33,043	27	(1,221)	1,834	(1,507)	(2,745)	-
Reinvested capital gains	-	7,111	-	2,113	786	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$2	45,322	27	1,132	2,734	(1,507)	(852)	1,915

Investment Activity:	PMVAAA	PMVHYD	PMVRSD	PMVTRD	PVSTA	TRBCG2	VWHAS	VVI
Reinvested dividends	$4,917	2,273	405	19,803	328	-	249	1,081
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	4,917	2,273	405	19,803	328	-	249	1,081
Realized gain (loss) on investments	(13,631)	(2,197)	(2,840)	(93,908)	-	630	59	(9,456)
Change in unrealized gain (loss) on investments	13,256	2,826	3,302	87,228	59	5,327	(1,265)	16,209
Net gain (loss) on investments	(375)	629	462	(6,680)	59	5,957	(1,206)	6,753
Reinvested capital gains	-	-	-	-	-	1,070	-	2,861
Net increase (decrease) in contract owners' equity resulting from operations	$4,542	2,902	867	13,123	387	7,027	(957)	10,695

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity:	VVTSM
Reinvested dividends	$3,605
Mortality and expense risk charges (note 2)	-
Net investment income (loss)	3,605
Realized gain (loss) on investments	92,915
Change in unrealized gain (loss) on investments	(63,731)
Net gain (loss) on investments	29,184
Reinvested capital gains	19,765
Net increase (decrease) in contract owners' equity resulting from operations	$52,554

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

Investment activity:	ACEAA2		AGEAA2		AUGEA2		PIVEI2
	2024	2023	2024	2023	2024	2023	2024	2023

Net investment income (loss)	$1	1	5,168	6,658	-	55	240	208
Realized gain (loss) on investments	-	-	10,983	5,881	(117)	(351)	(49)	(1,018)
Change in unrealized gain (loss) on investments	1	2	22,060	39,655	144	798	(1,172)	524
Reinvested capital gains	-	-	7,111	8,619	-	25	2,113	996
Net increase (decrease) in contract owners' equity resulting from operations	2	3	45,322	60,813	27	527	1,132	710
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(2)	1	-	-	-
Transfers between funds	-	-	-	-	-	-	2,584	(2,701)
Redemptions (notes 2, 3, and 4)	(6)	(4)	(79,179)	(158,854)	(2,690)	(5,103)	(144)	(155)
Adjustments to maintain reserves	-	-	-	(1)	-	(1)	-	(1)
Net equity transactions	(6)	(4)	(79,179)	(158,857)	(2,689)	(5,104)	2,440	(2,857)
Net change in contract owners' equity	(4)	(1)	(33,857)	(98,044)	(2,662)	(4,577)	3,572	(2,147)

Contract owners' equity at beginning of period	32	33	386,471	484,515	2,662	7,239	11,004	13,151
Contract owners' equity at end of period	$28	32	352,614	386,471	-	2,662	14,576	11,004
CHANGE IN UNITS:
Beginning units	21	24	165,070	238,542	1,498	4,505	3,430	4,394
Units purchased	-	-	-	-	-	-	707	-
Units redeemed	(3)	(3)	(31,398)	(73,472)	(1,498)	(3,007)	(42)	(964)
Ending units	18	21	133,672	165,070	-	1,498	4,095	3,430

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

Investment activity:	DSIFS		FTVGI2		RVARS		IVGMMI
	2024	2023	2024	2023	2024	2023	2024	2023

Net investment income (loss)	$114	159	-	-	1,893	1,013	1,915	1,842
Realized gain (loss) on investments	651	1,271	(4,492)	(203)	(1,099)	99	-	-
Change in unrealized gain (loss) on investments	1,183	1,020	2,985	879	(1,646)	412	-	-
Reinvested capital gains	786	607	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,734	3,057	(1,507)	676	(852)	1,524	1,915	1,842
Equity transactions:
Purchase payments received from contract owners (note 4)	-	(2)	-	-	-	-	-	-
Transfers between funds	(1,858)	(6,620)	2,645	1,159	1,890	1,147	(12,062)	2,276
Redemptions (notes 2, 3, and 4)	(158)	(185)	(24,578)	(24)	(37,467)	(38)	(759)	(716)
Adjustments to maintain reserves	-	1	-	1	(1)	-	-	-
Net equity transactions	(2,016)	(6,806)	(21,933)	1,136	(35,578)	1,109	(12,821)	1,560
Net change in contract owners' equity	718	(3,749)	(23,440)	1,812	(36,430)	2,633	(10,906)	3,402

Contract owners' equity at beginning of period	11,364	15,113	23,440	21,628	36,430	33,797	41,071	37,669
Contract owners' equity at end of period	$12,082	11,364	-	23,440	-	36,430	30,165	41,071
CHANGE IN UNITS:
Beginning units	2,567	4,287	15,840	15,037	30,356	29,392	3,693	3,551
Units purchased	-	-	1,900	1,208	1,546	2,229	2	207
Units redeemed	(373)	(1,720)	(17,740)	(405)	(31,902)	(1,265)	(1,112)	(65)
Ending units	2,194	2,567	-	15,840	-	30,356	2,583	3,693

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

Investment activity:	PMVAAA		PMVHYD		PMVRSD		PMVTRD
	2024	2023	2024	2023	2024	2023	2024	2023

Net investment income (loss)	$4,917	2,601	2,273	2,428	405	3,226	19,803	17,391
Realized gain (loss) on investments	(13,631)	(83)	(2,197)	(22)	(2,840)	(221)	(93,908)	(2,698)
Change in unrealized gain (loss) on investments	13,256	4,342	2,826	2,643	3,302	(4,593)	87,228	14,217
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	4,542	6,860	2,902	5,049	867	(1,588)	13,123	28,910
Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	(1)	-	-	-	1	-
Transfers between funds	3,035	3,078	1,233	119	356	3,695	13,106	9,335
Redemptions (notes 2, 3, and 4)	(100,491)	(96)	(50,628)	(48)	(24,102)	(23)	(550,873)	(11,860)
Adjustments to maintain reserves	(2)	2	1	-	1	-	(1)	-
Net equity transactions	(97,457)	2,984	(49,395)	71	(23,745)	3,672	(537,767)	(2,525)
Net change in contract owners' equity	(92,915)	9,844	(46,493)	5,120	(22,878)	2,084	(524,644)	26,385

Contract owners' equity at beginning of period	92,915	83,071	46,493	41,373	22,878	20,794	524,644	498,259
Contract owners' equity at end of period	$-	92,915	-	46,493	-	22,878	-	524,644
CHANGE IN UNITS:
Beginning units	46,282	44,748	20,176	20,125	35,061	29,340	321,658	323,258
Units purchased	1,498	1,745	530	564	826	7,565	8,004	7,037
Units redeemed	(47,780)	(211)	(20,706)	(513)	(35,887)	(1,844)	(329,662)	(8,637)
Ending units	-	46,282	-	20,176	-	35,061	-	321,658

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

Investment activity:	PVSTA		TRBCG2		VWHAS		VVI
	2024	2023	2024	2023	2024	2023	2024	2023

Net investment income (loss)	$328	218	-	-	249	380	1,081	1,243
Realized gain (loss) on investments	-	(1)	630	(11)	59	1,903	(9,456)	7
Change in unrealized gain (loss) on investments	59	62	5,327	4,051	(1,265)	(2,824)	16,209	7,238
Reinvested capital gains	-	-	1,070	-	-	-	2,861	2,681
Net increase (decrease) in contract owners' equity resulting from operations	387	279	7,027	4,040	(957)	(541)	10,695	11,169
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(2)	-	-	-	-	-
Transfers between funds	6,631	195	(2,092)	11,676	7,355	(4,260)	(2,978)	(1,429)
Redemptions (notes 2, 3, and 4)	(66)	(60)	(298)	(110)	(130)	(171)	(84,784)	(211)
Adjustments to maintain reserves	-	1	2	(1)	(1)	-	-	-
Net equity transactions	6,565	136	(2,390)	11,565	7,224	(4,431)	(87,762)	(1,640)
Net change in contract owners' equity	6,952	415	4,637	15,605	6,267	(4,972)	(77,067)	9,529

Contract owners' equity at beginning of period	5,148	4,733	20,358	4,753	10,084	15,056	85,711	76,182
Contract owners' equity at end of period	$12,100	5,148	24,995	20,358	16,351	10,084	8,644	85,711
CHANGE IN UNITS:
Beginning units	3,757	3,658	3,734	1,299	11,453	16,443	36,817	37,519
Units purchased	4,617	144	-	2,459	7,852	-	-	1,359
Units redeemed	(46)	(45)	(342)	(24)	(143)	(4,990)	(33,411)	(2,061)
Ending units	8,328	3,757	3,392	3,734	19,162	11,453	3,406	36,817

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVTSM
Investment activity:	2024	2023

Net investment income (loss)	$3,605	2,891
Realized gain (loss) on investments	92,915	4,569
Change in unrealized gain (loss) on investments	(63,731)	36,554
Reinvested capital gains	19,765	14,088
Net increase (decrease) in contract owners' equity resulting from operations	52,554	58,102
Equity transactions:
Purchase payments received from contract owners (note 4)	2	-
Transfers between funds	(20,495)	(18,720)
Redemptions (notes 2, 3, and 4)	(300,582)	(827)
Adjustments to maintain reserves	(2)	-
Net equity transactions	(321,077)	(19,547)
Net change in contract owners' equity	(268,523)	38,555
	268,523	229,968
Contract owners' equity at beginning of period
Contract owners' equity at end of period	$-	268,523
CHANGE IN UNITS:
Beginning units	59,470	64,149
Units purchased	-	236
Units redeemed	(59,470)	(4,915)
Ending units	-	59,470

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

PHL Variable Insurance Company (“PHL”) and its subsidiaries, Concord Re, Inc. and Palisado Re, Inc. (collectively, the “PHL Companies”) entered rehabilitation proceedings in the Connecticut Superior Court (the “Court”) on May 20, 2024, as a result of the PHL Companies’ hazardous financial condition. Rehabilitation is a court proceeding that the insurance commissioner of a company’s state of domicile may initiate to take control of the company if it is in a hazardous financial condition.

The Court appointed the Connecticut Insurance Commissioner as the PHL Companies’ Rehabilitator. The Rehabilitator assumed control of the PHL Companies’ assets and will administer them under the Court’s supervision. The Rehabilitator is also empowered to take the necessary or appropriate actions approved by the Court to rehabilitate the PHL Companies.

On June 25, 2024, the Court approved on a final basis a moratorium order that limits payments under some policies and annuities. The moratorium allows the PHL Companies to mitigate the high outflow of claim payments and is anticipated to be in place in some form until a rehabilitation plan is confirmed by the Court. Although the payments have been limited under the moratorium, the PHL Companies have continued to record liabilities for the full amount of policyholder benefits.

While the Separate Account remains insulated from PHL’s general account, the Separate Account only supports the value of investments in variable investment options and does not support financial guarantees from PHL’s general account. In liquidation, all payments out of PHL Variable’s general account assets would cease and state guaranty associations would provide limited coverage to policyholders on an ongoing basis subject to statutory limits and conditions. In addition, financial guarantees from PHL’s general account arising from contracts in the Separate Account may be subject to the moratorium.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)*

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)*

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

*       At December 31, 2024, contract owners were not invested in this fund.

There were no subaccounts with inception dates for each of the years in the two-year period ended December 31, 2024

There were no subaccount mergers for the one-year period ending December 31, 2024.

There were no subaccount name changes for the one-year period ended December 31, 2024.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)     Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)    Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(e)  Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statement and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, such as possibility for elevated mortality and investment market volatility.

(f)  Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

There were no variable annuities in payout stage in 2024.

(g)   Segment Disclosures

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Changes in Contract Owners’ Equity as net assets and significant segment expenses are reported in the Statements of Operations. The CODM does not evaluate the business using asset or subaccount expense information.

(2)   Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $2,540 and $3,500 for the years ended December 31, 2024 and December 31, 2023, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity. The transaction fees were $1,000 and $1,050 for the years ended December 31, 2024 and December 31, 2023, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $7,176 and $8,294 for the years ended December 31, 2024 and December 31, 2023, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity.

(3)   Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(4)   Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5)   Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•   Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•   Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•   Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACEAA2	$1	$6
AGEAA2	12,279	79,179
AUGEA2	-	2,689
PIVEI2	4,937	145
DSIFS	900	2,017
FTVGI2	2,645	24,577
RVARS	3,783	37,468
IVGMMI	1,915	12,821
PMVAAA	7,952	100,490
PMVHYD	3,506	50,629
PMVRSD	951	24,291
PMVTRD	32,911	550,874
PVSTA	6,959	66
TRBCG2	1,070	2,392
VWHAS	7,603	130
VVI	3,941	87,761
VVTSM	23,373	321,077

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2024	0.00%	18	$1.58	$28	2.14%	5.29%
2023	0.00%	21	1.50	32	2.26%	7.84%
2022	0.00%	24	1.39	33	1.43%	-11.82%
2021	0.00%	27	1.57	42	1.33%	2.28%
2020	0.00%	33	1.54	51	1.70%	6.49%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2024	0.00%	133,672	2.64	352,614	1.38%	12.67%
2023	0.00%	165,070	2.34	386,471	1.49%	15.27%
2022	0.00%	238,542	2.03	484,515	1.51%	-13.25%
2021	0.00%	270,362	2.34	633,041	1.17%	14.88%
2020	0.00%	324,531	2.04	661,426	2.01%	10.01%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2023	0.00%	1,498	1.78	2,662	0.96%	10.59%
2022	0.00%	4,505	1.61	7,239	1.08%	-12.54%
2021	0.00%	7,672	1.84	14,093	1.29%	6.47%
2020	0.00%	10,438	1.73	18,010	1.76%	8.43%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	0.00%	4,095	3.56	14,576	1.97%	10.97%
2023	0.00%	3,430	3.21	11,004	1.66%	7.17%
2022	0.00%	4,394	2.99	13,151	1.68%	-7.94%
2021	0.00%	836	3.25	2,717	1.23%	25.33%
2020	0.00%	841	2.59	2,182	1.14%	-0.26%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2024	0.00%	2,194	5.51	12,082	0.91%	24.35%
2023	0.00%	2,567	4.43	11,364	1.06%	25.60%
2022	0.00%	4,287	3.53	15,113	1.06%	-18.52%
2021	0.00%	6,114	4.33	26,454	0.83%	28.12%
2020	0.00%	6,153	3.38	20,780	1.14%	17.71%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2021	0.00%	3,266	2.04	6,665	2.44%	3.53%
2020	0.00%	3,287	1.97	6,479	0.00%	7.16%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	15,840	1.48	23,440	0.00%	2.88%
2022	0.00%	15,037	1.44	21,628	0.00%	-4.95%
2021	0.00%	15,861	1.51	24,001	0.00%	-4.99%
2020	0.00%	13,561	1.59	21,599	9.28%	-5.28%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	30,356	1.20	36,430	2.89%	4.37%
2022	0.00%	29,392	1.15	33,797	1.11%	-3.40%
2021	0.00%	32,245	1.19	38,382	0.00%	8.10%
2020	0.00%	31,512	1.10	34,697	1.27%	7.39%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	0.00%	2,583	11.68	30,165	4.90%	4.98%
2023	0.00%	3,693	11.12	41,071	4.76%	4.86%
2022	0.00%	3,551	10.61	37,669	1.96%	1.45%
2021	0.00%	453	10.46	4,731	0.00%	0.01%
2020	0.00%	1,017	10.45	10,632	0.25%	0.29%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	46,282	2.01	92,915	2.99%	8.14%
2022	0.00%	44,748	1.86	83,071	7.82%	-11.84%
2021	0.00%	46,482	2.11	97,885	11.10%	16.23%
2020	0.00%	48,094	1.81	87,135	4.93%	8.01%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2023	0.00%	20,176	2.30	46,493	5.56%	12.09%
2022	0.00%	20,125	2.06	41,373	4.95%	-10.38%
2021	0.00%	21,052	2.29	48,290	4.35%	3.53%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

2020	0.00%	19,595	2.22	43,415	4.75%	5.64%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2023	0.00%	35,061	0.65	22,878	15.07%	-7.93%
2022	0.00%	29,340	0.71	20,794	22.47%	8.66%
2021	0.00%	38,498	0.65	25,109	4.10%	33.11%
2020	0.00%	45,615	0.49	22,351	5.91%	1.23%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2023	0.00%	321,658	1.63	524,644	3.46%	5.82%
2022	0.00%	323,258	1.54	498,259	2.51%	-14.39%
2021	0.00%	382,474	1.80	688,590	1.72%	-1.36%
2020	0.00%	376,208	1.83	686,679	2.03%	8.54%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.00%	8,328	1.45	12,100	4.94%	6.05%
2023	0.00%	3,757	1.37	5,148	4.47%	5.89%
2022	0.00%	3,658	1.29	4,733	1.49%	-0.15%
2021	0.00%	3,312	1.30	4,292	1.10%	-0.06%
2020	0.00%	3,334	1.30	4,323	1.38%	2.24%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2024	0.00%	3,392	7.37	24,995	0.00%	35.17%
2023	0.00%	3,734	5.45	20,358	0.00%	48.96%
2022	0.00%	1,299	3.66	4,753	0.00%	-38.66%
2021	0.00%	3,596	5.97	21,461	0.00%	17.33%
2020	0.00%	3,619	5.09	18,406	0.00%	33.92%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	7,019	1.63	11,436	0.92%	-11.87%
2020	0.00%	7,064	1.85	13,058	2.03%	17.25%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	0.00%	19,162	0.85	16,351	2.13%	-3.09%
2023	0.00%	11,453	0.88	10,084	2.86%	-3.84%
2022	0.00%	16,443	0.92	15,056	1.81%	8.12%
2021	0.00%	18,489	0.85	15,657	0.31%	18.68%
2020	0.00%	18,607	0.71	13,278	0.85%	18.83%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.00%	7,703	1.65	12,700	2.07%	-1.72%
2020	0.00%	7,752	1.68	13,003	3.79%	7.58%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.00%	3,406	2.54	8,644	1.51%	9.01%
2023	0.00%	36,817	2.33	85,711	1.52%	14.65%
2022	0.00%	37,519	2.03	76,182	1.41%	-30.12%
2021	0.00%	32,790	2.91	95,278	0.27%	-1.54%
2020	0.00%	30,875	2.95	91,118	1.63%	57.58%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.00%	59,470	4.52	268,523	1.16%	25.95%
2022	0.00%	64,149	3.58	229,968	1.33%	-19.59%
2021	0.00%	62,634	4.46	279,244	1.20%	25.64%
2020	0.00%	70,592	3.55	250,503	1.60%	20.55%

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

(7) Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.